Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—2.9%
Cellnex Telecom SA 144A (Spain)(1)	41,710	$2,503
Energy—10.3%
Cheniere Energy, Inc. (United States)(2)	28,852	1,732
Enbridge, Inc. (Canada)	97,683	3,125
Kinder Morgan, Inc. (United States)	117,556	1,607
Pembina Pipeline Corp. (Canada)	35,597	841
TC Energy Corp. (Canada)	38,845	1,582
		8,887

Industrials—29.2%
Aena SME SA 144A (Spain)(1)(2)	20,731	3,601
Atlantia SpA (Italy)(2)	93,163	1,675
Auckland International Airport Ltd. (New Zealand)(2)	253,557	1,383
Canadian Pacific Railway Ltd. (Canada)	7,000	2,427
Ferrovial SA (Spain)	53,383	1,474
Flughafen Zuerich AG (Switzerland)(2)	5,665	999
Norfolk Southern Corp. (United States)	11,521	2,737
Sydney Airport (Australia)(2)	346,067	1,710
Transurban Group (Australia)	332,777	3,504
Union Pacific Corp. (United States)	17,249	3,592
Vinci SA (France)	20,583	2,046
		25,148

Real Estate—9.3%
American Tower Corp. (United States)	20,392	4,577
Crown Castle International Corp. (United States)	21,600	3,439
		8,016

Utilities—47.7%
Ameren Corp. (United States)	16,713	1,305
American Electric Power Co., Inc. (United States)	26,776	2,230
American Water Works Co., Inc. (United States)	11,904	1,827
Atmos Energy Corp. (United States)	14,375	1,372
CenterPoint Energy, Inc. (United States)	49,580	1,073
CMS Energy Corp. (United States)	22,866	1,395
Dominion Energy, Inc. (United States)	42,949	3,230
DTE Energy Co. (United States)	9,784	1,188
Edison International (United States)	24,941	1,567
Enel SpA (Italy)	143,720	1,453
Energias de Portugal SA (Portugal)	275,937	1,738
Essential Utilities, Inc. (United States)	28,191	1,333
Fortis, Inc. (Canada)	32,955	1,346
Iberdrola SA (Spain)	126,013	1,801
National Grid plc (United Kingdom)	191,874	2,270
Naturgy Energy Group SA (Spain)	45,429	1,052
NextEra Energy, Inc. (United States)	77,439	5,974
NiSource, Inc. (United States)	46,006	1,055
Orsted A/S 144A (Denmark)(1)	15,416	3,146
Public Service Enterprise Group, Inc. (United States)	35,640	2,078
	Shares	Value

	Utilities—continued
Sempra Energy (United States)	21,424	$2,730
		41,163

	Total Common Stocks (Identified Cost $71,613)	85,717

	Total Long-Term Investments—99.4% (Identified Cost $71,613)	85,717

	TOTAL INVESTMENTS—99.4% (Identified Cost $71,613)	$85,717
	Other assets and liabilities, net—0.6%	508
	NET ASSETS—100.0%	$86,225

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to a value of $9,250 or 10.7% of net assets.
(2)	Non-income producing.

Country Weightings†
United States	52%
Spain	12
Canada	12
Australia	6
Denmark	4
Italy	4
United Kingdom	3
Other	7
Total	100%
† % of total investments as of December 31, 2020.
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$85,717	$85,717
Total Investments	$85,717	$85,717
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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